Average Annual Total Returns - BrandywineGLOBAL - International Opportunities Bond Fund	May 01, 2021
Class A
Average Annual Return:
1 Year	3.57%
5 Years	3.91%
10 Years		[1]
Since Inception	2.43%
Inception Date	Oct. 31, 2011
Class FI
Average Annual Return:
1 Year	8.13%
5 Years	4.82%
10 Years		[1]
Since Inception	2.94%
Inception Date	Oct. 31, 2011
Class I
Average Annual Return:
1 Year	8.41%
5 Years	5.09%
10 Years		[1]
Since Inception	3.18%
Inception Date	Oct. 31, 2011
Class IS
Average Annual Return:
1 Year	8.57%
5 Years	5.19%
10 Years	3.46%
Class IS | After Taxes on Distributions
Average Annual Return:
1 Year	8.57%
5 Years	4.82%
10 Years	2.43%
Class IS | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.07%
5 Years	3.89%
10 Years	2.31%
Class R
Average Annual Return:
1 Year	7.87%
5 Years	4.54%
10 Years		[1]
Since Inception	2.65%
Inception Date	Oct. 31, 2011
Class C
Average Annual Return:
1 Year	6.30%
5 Years	4.02%
10 Years		[1]
Since Inception	1.73%
Inception Date	Aug. 01, 2012

[1]	N/A